Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Rentals	$ 276,687	$ 168,801	$ 120,237
Sales	258,591	74,522	28,372
Total revenues	535,278	243,323	148,609
Operating expenses:
Cost of rentals (exclusive of depreciation and amortization disclosed separately below)	74,494	42,179	33,214
Cost of sales (exclusive of depreciation and amortization disclosed separately below)	189,930	62,599	22,261
Selling, general and administrative expenses	62,453	15,219	14,173
Depreciation and amortization	90,862	43,822	36,206
Loss on sale of equipment	797	1,170	51
Income from operations	116,742	78,334	42,704
Other expenses:
Interest expense	(32,345)	(18,956)	(9,284)
Loss on debt extinguishment	(221)	0	0
Other expense, net	(2,756)	(910)	(408)
Total other expense	(35,322)	(19,866)	(9,692)
Income before provision for income taxes	81,420	58,468	33,012
Provision for income taxes	(1,171)	(379)	(283)
Net income	$ 80,249	$ 58,089	$ 32,729
Earnings per unit:
Basic earnings per unit	$ 10.41	$ 11.39	$ 32,729
Diluted earnings per unit	$ 10.41	$ 11.39	$ 32,729
Weighted average units outstanding:
Weighted average units outstanding, Basic	7,710,656	5,100,000	1,000
Weighted average units outstanding, Diluted	7,710,656	5,100,000	1,000